C8 Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Components of Income Taxes Recognized in Income Statement

Income taxes recognized in the income statement

	2017	2016	2015
Current income taxes for the year	–4,168	–3,654	–6,641
Current income taxes related to prior years	83	–489	–104
Deferred tax income/expense (+/–)	8,355	2,017	546
Share of taxes in joint ventures and associated companies	–3	–5	—

Tax expense/benefit	4,267	–2,131	–6,199

Reconciliation of Swedish Income Tax Rate with Effective Tax Rate

Reconciliation of Swedish income tax rate with effective tax rate

	2017	2016	2015
Expected tax expense at Swedish tax rate 22.0%	8,652	–886	–4,372
Effect of foreign tax rates	205	–536	–1,101
Current income taxes related to prior years	83	–489	–104
Remeasurement of tax loss carry-forwards	–150	143	–250
Remeasurement of deductible temporary differences	127	119	185
Tax effect of non-deductible expenses	–4,144	–1,357	–1,559
Tax effect of non-taxable income	480	935	981
Tax effect of changes in tax rates	–986	–60	21

Tax expense/benefit	4,267	–2,131	–6,199
Effective tax rate	10.8%	52.9%	31.2%

Tax Effects of Temporary Differences and Tax Loss Carry-forwards

Tax effects of temporary differences and tax loss carry-forwards

	Deferred tax assets	Deferred tax liabilities	Net balance
2017
Intangible assets and property, plant and equipment	894	2,374
Current assets	2,667	866
Post-employment benefits	4,886	704
Provisions	1,846	15
Other	3,556	275
Loss carry-forwards	10,712

Deferred tax assets/liabilities	24,561	4,234	20,327
Netting of assets/liabilities	–3,333	–3,333

Deferred tax balances, net	21,228	901	20,327

2016
Intangible assets and property, plant and equipment	1,223	4,173
Current assets	2,352	501
Post-employment benefits	4,382	692
Provisions	1,631	13
Other	4,557	274
Loss carry-forwards	4,883	—

Deferred tax assets/liabilities	19,028	5,653	13,375
Netting of assets/liabilities	–3,506	–3,506

Deferred tax balances, net	15,522	2,147	13,375

Changes in Deferred Taxes, Net

Changes in deferred taxes, net

	2017	2016
Opening balance, net	13,375	10,711
Recognized in net income (loss)	8,355	2,017
Recognized in other comprehensive income (loss)	–563	521
Acquisitions/disposals of subsidiaries	—	–57
Reclassification to current tax	–462	—
Currency translation differences	–378	183

Closing balance, net	20,327	13,375

Tax Loss Carry-forwards	Tax loss carry-forwards

Year of expiration	Tax loss carry-forwards	Tax value
2018	—	—
2019	37	9
2020	74	15
2021	197	32
2022	870	218
2023 or later	46,182	10,438

Total	47,360	10,712